SEGMENT REPORTING (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEGMENT REPORTING
Revenue	R 50,656.4	R 45,911.6	R 31,240.7
Cost of sales, before amortisation and depreciation	(41,515.2)	(36,482.7)	(20,709.1)
Net other cash costs	(771.8)	(383.8)
Amortisation and depreciation	(6,613.8)	(5,699.7)	(4,041.9)
Interest income	482.1	415.5	331.4
Finance expense	(3,134.7)	(2,971.8)	(903.1)
Share-based payments	(299.4)	(231.9)	(496.2)
Net other costs	3,284.0	(779.1)
Non-underlying items	(3,311.9)	(6,759.1)
Royalties	(212.6)	(398.5)	(566.6)
Current taxation	(95.3)	(504.2)	(1,111.8)
Deferred taxation	(988.5)	3,450.8	(90.3)
(Loss)/profit for the year	(2,520.7)	(4,433.1)	3,042.7
Adjusted EBITDA	8,369.4	9,045.1	10,270.4
Attributable to:
Owners of the parent	(2,499.6)	(4,437.4)	3,473.3
Non-controlling interests	(21.1)	4.3	R (430.6)
Sustaining capital expenditure	(1,271.2)	(1,325.6)
Ore reserve development	(3,530.4)	(3,291.6)
Growth projects	(2,279.2)	(1,481.6)
Total capital expenditure	(7,080.8)	R (6,098.8)
Period of time for which results are included		8 months
Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	38,605.7	R 37,790.3
Cost of sales, before amortisation and depreciation	(30,248.7)	(29,345.3)
Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	4,608.0	3,582.0
Cost of sales, before amortisation and depreciation	(4,070.0)	(2,760.5)
Recycling Activities [Member]
SEGMENT REPORTING
Revenue	7,442.7	4,539.3
Cost of sales, before amortisation and depreciation	R (7,196.5)	(4,376.9)
DRD Gold Segment [Member]
Attributable to:
Period of time for which results are included	5 months
Kroondal
Attributable to:
Period of time for which results are included			9 months
Platinum Mile
Attributable to:
Period of time for which results are included			9 months
Mimosa
Attributable to:
Period of time for which results are included			9 months
Rustenburg operations
Attributable to:
Period of time for which results are included			2 months
South Africa Region [Member]
SEGMENT REPORTING
Revenue	R 34,810.3	36,750.0	R 31,240.7
Cost of sales, before amortisation and depreciation	(29,794.3)	(29,471.0)	(20,709.1)
Net other cash costs	(771.8)	(376.5)	(261.2)
Amortisation and depreciation	(4,379.4)	(4,268.3)	(4,041.9)
Interest income	398.9	363.7	331.4
Finance expense	(1,177.3)	(1,517.7)	(903.1)
Share-based payments	(263.7)	(227.0)	(496.2)
Net other costs	3,215.2	(756.0)	(897.4)
Non-underlying items	(3,101.2)	(6,688.2)	548.2
Royalties	(212.6)	(398.5)	(566.6)
Current taxation	(333.6)	(405.3)	(1,111.8)
Deferred taxation	807.2	533.8	(90.3)
(Loss)/profit for the year	(802.3)	(6,461.2)	3,042.7
Adjusted EBITDA	4,244.2	6,902.5	10,270.4
Attributable to:
Owners of the parent	(781.2)	(6,465.5)	3,473.3
Non-controlling interests	(21.1)	4.3	(430.6)
Sustaining capital expenditure	(1,011.0)	(1,098.7)	(1,010.5)
Ore reserve development	(2,531.5)	(2,753.0)	(2,394.4)
Growth projects	(705.2)	(593.3)	(746.3)
Total capital expenditure	(4,247.7)	(4,445.0)	(4,151.2)
South Africa Region [Member] | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	30,202.3	33,168.0	28,026.5
Cost of sales, before amortisation and depreciation	(25,724.3)	(26,710.5)	(18,800.6)
South Africa Region [Member] | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	4,608.0	3,582.0	3,214.2
Cost of sales, before amortisation and depreciation	(4,070.0)	(2,760.5)	(1,908.5)
South Africa Region [Member] | SA Gold operations
SEGMENT REPORTING
Revenue	19,656.7	23,473.6	27,501.3
Cost of sales, before amortisation and depreciation	(17,698.3)	(17,879.2)	(17,346.0)
Net other cash costs	(596.0)	(285.9)	(235.2)
Amortisation and depreciation	(3,305.0)	(3,507.5)	(3,814.7)
Interest income	315.4	205.7	289.6
Finance expense	(754.9)	(1,182.2)	(806.2)
Share-based payments	(263.7)	(227.0)	(255.9)
Net other costs	2,488.9	296.5	(794.1)
Non-underlying items	(3,071.5)	(6,535.8)	(1,548.5)
Royalties	(50.6)	(325.3)	(528.0)
Current taxation	(55.1)	(385.4)	(1,111.3)
Deferred taxation	999.8	549.2	(164.5)
(Loss)/profit for the year	(2,334.3)	(5,803.5)	1,186.5
Adjusted EBITDA	1,362.4	5,308.5	9,920.1
Attributable to:
Owners of the parent	(2,310.5)	(5,804.6)	1,619.4
Non-controlling interests	(23.8)	1.1	(432.9)
Sustaining capital expenditure	(546.6)	(531.1)	(683.5)
Ore reserve development	(2,053.6)	(2,288.0)	(2,394.4)
Growth projects	(647.5)	(591.0)	(746.3)
Total capital expenditure	(3,247.7)	(3,410.1)	(3,824.2)
South Africa Region [Member] | SA Gold operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	16,157.2	21,143.2	24,608.4
Cost of sales, before amortisation and depreciation	(14,592.9)	(16,032.2)	(15,655.1)
South Africa Region [Member] | SA Gold operations | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	3,499.5	2,330.4	2,892.9
Cost of sales, before amortisation and depreciation	(3,105.4)	(1,847.0)	(1,690.9)
South Africa Region [Member] | SA PGM operations
SEGMENT REPORTING
Revenue	15,153.6	13,276.4	3,739.4
Cost of sales, before amortisation and depreciation	(12,096.0)	(11,591.8)	(3,363.1)
Net other cash costs	(175.8)	(90.6)	(26.0)
Amortisation and depreciation	(1,074.4)	(760.8)	(227.2)
Interest income	83.5	158.0	41.8
Finance expense	(422.4)	(335.5)	(96.9)
Share-based payments			(240.3)
Net other costs	726.3	(1,052.5)	(103.3)
Non-underlying items	(29.7)	(152.4)	2,096.7
Royalties	(162.0)	(73.2)	(38.6)
Current taxation	(278.5)	(19.9)	(0.5)
Deferred taxation	(192.6)	(15.4)	74.2
(Loss)/profit for the year	1,532.0	(657.7)	1,856.2
Adjusted EBITDA	2,881.8	1,594.0	350.3
Attributable to:
Owners of the parent	1,529.3	(660.9)	1,853.9
Non-controlling interests	2.7	3.2	2.3
Sustaining capital expenditure	(464.4)	(567.6)	(327.0)
Ore reserve development	(477.9)	(465.0)
Growth projects	(57.7)	(2.3)
Total capital expenditure	(1,000.0)	(1,034.9)	(327.0)
South Africa Region [Member] | SA PGM operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	14,045.1	12,024.8	3,418.1
Cost of sales, before amortisation and depreciation	(11,131.4)	(10,678.3)	(3,145.5)
South Africa Region [Member] | SA PGM operations | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	1,108.5	1,251.6	321.3
Cost of sales, before amortisation and depreciation	(964.6)	(913.5)	(217.6)
US Region/ Stillwater2
SEGMENT REPORTING
Revenue	15,872.8	9,161.6
Cost of sales, before amortisation and depreciation	(11,720.9)	(7,011.7)
Net other cash costs		(7.3)
Amortisation and depreciation	(2,234.4)	(1,431.4)
Interest income	83.2	51.8
Finance expense	(1,797.1)	(1,454.1)
Share-based payments	(35.7)	(4.9)
Net other costs	68.8	(23.1)
Non-underlying items	(210.7)	(70.9)
Current taxation	238.3	(98.9)
Deferred taxation	(1,795.7)	2,917.0
(Loss)/profit for the year	(1,531.4)	2,028.1
Adjusted EBITDA	4,151.9	2,142.6
Attributable to:
Owners of the parent	(1,531.4)	2,028.1
Sustaining capital expenditure	(260.2)	(226.9)
Ore reserve development	(998.9)	(538.6)
Growth projects	(1,574.0)	(888.3)
Total capital expenditure	(2,833.1)	R (1,653.8)
Period of time for which results are included		8 months
US Region/ Stillwater2 | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	8,430.1	R 4,622.3
Cost of sales, before amortisation and depreciation	(4,524.4)	(2,634.8)
US Region/ Stillwater2 | Recycling Activities [Member]
SEGMENT REPORTING
Revenue	7,442.7	4,539.3
Cost of sales, before amortisation and depreciation	(7,196.5)	(4,376.9)
Operating segments | South Africa Region [Member] | Driefontein
SEGMENT REPORTING
Revenue	5,111.2	8,076.9	9,401.1
Cost of sales, before amortisation and depreciation	(5,709.3)	(6,203.5)	(5,566.6)
Net other cash costs	(50.2)	(32.4)	(52.0)
Amortisation and depreciation	(1,200.9)	(1,126.5)	(1,012.9)
Interest income	94.3	77.6	70.8
Finance expense	(234.9)	(220.9)	(143.1)
Share-based payments	(0.2)	(2.8)	(16.5)
Net other costs	(362.8)	24.1	(174.1)
Non-underlying items	(2,157.6)	(74.9)	(20.8)
Royalties	1.4	(77.8)	(204.8)
Current taxation	63.9	(14.8)	(472.3)
Deferred taxation	922.9	(12.0)	(64.3)
(Loss)/profit for the year	(3,522.2)	412.8	1,744.5
Adjusted EBITDA	(648.3)	1,841.0	3,782.5
Attributable to:
Owners of the parent	(3,522.2)	412.8	1,744.5
Sustaining capital expenditure	(228.1)	(235.0)	(218.5)
Ore reserve development	(817.1)	(876.1)	(779.0)
Growth projects	(0.4)	(44.4)	(54.1)
Total capital expenditure	(1,045.6)	(1,155.5)	(1,051.6)
Operating segments | South Africa Region [Member] | Driefontein | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	4,782.4	7,148.1	8,105.3
Cost of sales, before amortisation and depreciation	(5,386.7)	(5,488.9)	(4,852.1)
Operating segments | South Africa Region [Member] | Driefontein | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	328.8	928.8	1,295.8
Cost of sales, before amortisation and depreciation	(322.6)	(714.6)	(714.5)
Operating segments | South Africa Region [Member] | Kloof
SEGMENT REPORTING
Revenue	8,131.7	8,845.1	8,890.9
Cost of sales, before amortisation and depreciation	(6,364.8)	(5,762.7)	(5,041.0)
Net other cash costs	(44.8)	(37.9)	(49.2)
Amortisation and depreciation	(1,378.8)	(1,404.5)	(1,190.7)
Interest income	72.0	71.1	62.3
Finance expense	(245.9)	(246.9)	(156.0)
Share-based payments		(1.8)	(13.7)
Net other costs	(110.3)	23.4	(138.7)
Non-underlying items	27.2	(50.4)	15.7
Royalties	(29.0)	(189.3)	(194.3)
Current taxation	(75.3)	(350.1)	(422.0)
Deferred taxation	313.1	61.4	(148.5)
(Loss)/profit for the year	295.1	957.4	1,614.8
Adjusted EBITDA	1,722.1	3,044.5	3,800.7
Attributable to:
Owners of the parent	295.1	957.4	1,614.8
Sustaining capital expenditure	(220.6)	(210.2)	(261.2)
Ore reserve development	(839.6)	(876.2)	(912.9)
Growth projects	(141.8)	(147.1)	(130.1)
Total capital expenditure	(1,202.0)	(1,233.5)	(1,304.2)
Operating segments | South Africa Region [Member] | Kloof | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	6,937.9	7,985.3	8,012.6
Cost of sales, before amortisation and depreciation	(5,352.2)	(5,109.5)	(4,609.4)
Operating segments | South Africa Region [Member] | Kloof | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	1,193.8	859.8	878.3
Cost of sales, before amortisation and depreciation	(1,012.6)	(653.2)	(431.6)
Operating segments | South Africa Region [Member] | Beatrix
SEGMENT REPORTING
Revenue	4,601.3	4,875.8	5,883.9
Cost of sales, before amortisation and depreciation	(3,910.8)	(3,952.5)	(3,753.4)
Net other cash costs	(37.2)	(13.3)	(44.6)
Amortisation and depreciation	(635.3)	(696.2)	(818.0)
Interest income	40.0	18.4	34.1
Finance expense	(143.6)	(128.4)	(77.6)
Share-based payments		(1.3)	(9.1)
Net other costs	(57.8)	(34.7)	(125.9)
Non-underlying items	(156.6)	(675.3)	(12.6)
Royalties	(18.8)	(44.5)	(113.2)
Current taxation	5.5	(12.4)	(223.0)
Deferred taxation	127.8	245.3	19.4
(Loss)/profit for the year	(185.5)	(419.1)	760.0
Adjusted EBITDA	653.3	910.0	2,085.9
Attributable to:
Owners of the parent	(185.5)	(419.1)	760.0
Sustaining capital expenditure	(82.6)	(63.1)	(84.8)
Ore reserve development	(396.9)	(482.0)	(542.9)
Growth projects	(1.7)	(0.5)	(0.7)
Total capital expenditure	(481.2)	(545.6)	(628.4)
Operating segments | South Africa Region [Member] | Beatrix | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	4,467.8	4,753.1	5,626.9
Cost of sales, before amortisation and depreciation	(3,841.0)	(3,852.1)	(3,567.4)
Operating segments | South Africa Region [Member] | Beatrix | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	133.5	122.7	257.0
Cost of sales, before amortisation and depreciation	(69.8)	(100.4)	(186.0)
Operating segments | South Africa Region [Member] | Cooke
SEGMENT REPORTING
Revenue	841.8	1,676.5	3,362.2
Cost of sales, before amortisation and depreciation	(693.4)	(1,960.5)	(2,985.0)
Net other cash costs	(573.4)	(243.4)	(87.1)
Amortisation and depreciation	(5.7)	(256.4)	(770.8)
Interest income	41.7	12.5	32.5
Finance expense	(78.1)	(76.7)	(75.8)
Net other costs	(106.2)	(76.9)	(27.9)
Non-underlying items	(50.6)	(3,664.7)	(1,423.9)
Royalties	(4.2)	(13.7)	(15.7)
Current taxation	0.8		(1.1)
Deferred taxation		1.5	35.3
(Loss)/profit for the year	(627.3)	(4,601.8)	(1,957.3)
Adjusted EBITDA	(425.0)	(527.4)	290.1
Attributable to:
Owners of the parent	(627.3)	(4,601.8)	(1,523.5)
Non-controlling interests			(433.8)
Sustaining capital expenditure		(8.5)	(48.9)
Ore reserve development		(53.7)	(159.6)
Growth projects		(11.7)	(40.7)
Total capital expenditure		(73.9)	(249.2)
Operating segments | South Africa Region [Member] | Cooke | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	45.9	1,257.4	2,900.4
Cost of sales, before amortisation and depreciation	(13.0)	(1,581.7)	(2,626.2)
Operating segments | South Africa Region [Member] | Cooke | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	795.9	419.1	461.8
Cost of sales, before amortisation and depreciation	(680.4)	(378.8)	(358.8)
Operating segments | South Africa Region [Member] | DRD Gold Segment [Member]
SEGMENT REPORTING
Revenue	1,047.5
Cost of sales, before amortisation and depreciation	(1,020.0)
Net other cash costs	8.7
Amortisation and depreciation	(57.9)
Interest income	26.1
Finance expense	(33.0)
Share-based payments	(3.2)
Net other costs	(419.1)
Non-underlying items	(4.6)
Current taxation	(3.0)
Deferred taxation	(132.0)
(Loss)/profit for the year	(590.5)
Adjusted EBITDA	36.2
Attributable to:
Owners of the parent	(565.8)
Non-controlling interests	(24.7)
Sustaining capital expenditure	(14.5)
Growth projects	(303.3)
Total capital expenditure	(317.8)
Operating segments | South Africa Region [Member] | DRD Gold Segment [Member] | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	1,047.5
Cost of sales, before amortisation and depreciation	(1,020.0)
Operating segments | South Africa Region [Member] | Kroondal
SEGMENT REPORTING
Revenue	3,584.4	2,861.5	1,973.3
Cost of sales, before amortisation and depreciation	(2,739.4)	(2,395.9)	(1,689.8)
Net other cash costs	(52.7)	(34.7)	(20.6)
Amortisation and depreciation	(370.4)	(239.0)	(162.9)
Interest income	60.3	57.0	34.6
Finance expense	(130.5)	(90.7)	(70.6)
Net other costs	137.6	(181.7)	19.4
Non-underlying items	0.4	(9.0)	(1.3)
Royalties	(5.5)	(5.6)	(10.2)
Deferred taxation	(168.9)	(24.8)	16.9
(Loss)/profit for the year	315.3	(62.9)	88.8
Adjusted EBITDA	792.3	430.9	262.9
Attributable to:
Owners of the parent	315.3	(62.9)	88.8
Sustaining capital expenditure	(141.4)	(190.5)	(175.8)
Total capital expenditure	(141.4)	(190.5)	(175.8)
Operating segments | South Africa Region [Member] | Kroondal | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	3,584.4	2,861.5	1,973.3
Cost of sales, before amortisation and depreciation	(2,739.4)	(2,395.9)	(1,689.8)
Operating segments | South Africa Region [Member] | Platinum Mile
SEGMENT REPORTING
Revenue	196.7	194.1	131.1
Cost of sales, before amortisation and depreciation	(152.7)	(129.8)	(90.8)
Net other cash costs	(1.2)	(12.6)	(0.7)
Amortisation and depreciation	(3.0)	(2.6)	(1.2)
Interest income	1.3	2.1	(9.0)
Net other costs	0.7	0.7	0.1
Current taxation		(9.3)
Deferred taxation	(9.2)	(4.3)	(11.6)
(Loss)/profit for the year	32.6	38.3	17.9
Adjusted EBITDA	42.8	51.7	39.6
Attributable to:
Owners of the parent	29.9	35.1	15.6
Non-controlling interests	2.7	3.2	2.3
Sustaining capital expenditure	(9.5)	(11.0)	(1.3)
Growth projects	(57.1)	(2.3)
Total capital expenditure	(66.6)	(13.3)	(1.3)
Operating segments | South Africa Region [Member] | Platinum Mile | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	196.7	194.1	131.1
Cost of sales, before amortisation and depreciation	(152.7)	(129.8)	(90.8)
Operating segments | South Africa Region [Member] | Mimosa
SEGMENT REPORTING
Revenue	1,857.5	1,687.7	1,223.2
Cost of sales, before amortisation and depreciation	(1,235.7)	(1,200.5)	(969.0)
Net other cash costs	(6.7)	34.2	192.5
Amortisation and depreciation	(191.6)	(211.7)	(223.7)
Interest income	0.1	8.8	0.5
Finance expense	(13.0)	(10.0)	(11.2)
Net other costs	(9.2)	(11.0)	(4.8)
Royalties	(57.6)	(60.4)	(82.9)
Current taxation	(103.4)	(59.3)	(22.8)
Deferred taxation	(29.9)	(2.8)	13.1
(Loss)/profit for the year	210.5	175.0	114.9
Adjusted EBITDA	615.1	521.4	446.7
Attributable to:
Owners of the parent	210.5	175.0	114.9
Sustaining capital expenditure	(170.9)	(222.5)	(159.8)
Total capital expenditure	(170.9)	(222.5)	(159.8)
Operating segments | South Africa Region [Member] | Mimosa | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	1,857.5	1,687.7	1,223.2
Cost of sales, before amortisation and depreciation	(1,235.7)	(1,200.5)	(969.0)
Operating segments | South Africa Region [Member] | Rustenburg operations
SEGMENT REPORTING
Revenue	11,372.5	10,220.8	1,656.0
Cost of sales, before amortisation and depreciation	(9,203.9)	(9,066.1)	(1,582.5)
Net other cash costs	(121.1)	(41.8)	3.2
Amortisation and depreciation	(697.1)	(514.7)	(58.6)
Interest income	20.2	96.6	8.2
Finance expense	(1,890.6)	(244.9)	(26.2)
Net other costs	4,348.0	(893.1)	(95.4)
Non-underlying items	(30.7)	(134.9)	2,105.2
Royalties	(156.5)	(67.6)	(28.3)
Current taxation	(277.4)	(10.0)
Deferred taxation	(15.5)	12.7	68.1
(Loss)/profit for the year	3,347.9	(643.0)	2,049.7
Adjusted EBITDA	2,047.5	1,112.9	76.7
Attributable to:
Owners of the parent	3,347.9	(643.0)	2,049.7
Sustaining capital expenditure	(313.5)	(366.1)	(148.7)
Ore reserve development	(477.9)	(465.0)
Growth projects	(0.6)
Total capital expenditure	(792.0)	(831.1)	(148.7)
Operating segments | South Africa Region [Member] | Rustenburg operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	10,460.7	9,163.3	1,465.8
Cost of sales, before amortisation and depreciation	(8,392.0)	(8,282.4)	(1,455.7)
Operating segments | South Africa Region [Member] | Rustenburg operations | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue	911.8	1,057.5	190.2
Cost of sales, before amortisation and depreciation	(811.9)	(783.7)	(126.8)
Material reconciling items [member]
SEGMENT REPORTING
Revenue	(26.7)
Finance expense	(160.3)
(Loss)/profit for the year	(187.0)
Adjusted EBITDA	(26.7)
Attributable to:
Owners of the parent	(187.0)
Material reconciling items [member] | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	(26.7)
Material reconciling items [member] | South Africa Region [Member] | SA Gold operations
SEGMENT REPORTING
Revenue	(76.8)	(0.7)	(36.8)
Net other cash costs	100.9	41.1	(2.3)
Amortisation and depreciation	(26.4)	(23.9)	(22.3)
Interest income	41.3	26.1	89.9
Finance expense	(19.4)	(509.3)	(353.7)
Share-based payments	(260.3)	(221.1)	(216.6)
Net other costs	3,545.1	360.6	(327.5)
Non-underlying items	(729.3)	(2,070.5)	(106.9)
Current taxation	(47.0)	(8.1)	7.1
Deferred taxation	(232.0)	253.0	(6.4)
(Loss)/profit for the year	2,296.1	(2,152.8)	(975.5)
Adjusted EBITDA	24.1	40.4	(39.1)
Attributable to:
Owners of the parent	2,295.2	(2,153.9)	(976.4)
Non-controlling interests	0.9	1.1	0.9
Sustaining capital expenditure	(0.8)	(14.3)	(70.1)
Growth projects	(200.3)	(387.3)	(520.7)
Total capital expenditure	(201.1)	(401.6)	(590.8)
Material reconciling items [member] | South Africa Region [Member] | SA Gold operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	(76.8)	(0.7)	(36.8)
Material reconciling items [member] | South Africa Region [Member] | SA PGM operations
SEGMENT REPORTING
Revenue	(1,857.5)	(1,687.7)	(1,244.2)
Cost of sales, before amortisation and depreciation	1,235.7	1,200.5	969.0
Net other cash costs	5.9	(35.7)	(200.4)
Amortisation and depreciation	187.7	207.2	219.2
Interest income	1.6	(6.5)	7.5
Finance expense	1,611.7	10.1	11.1
Share-based payments			(240.3)
Net other costs	(3,750.8)	32.6	(22.6)
Non-underlying items	0.6	(8.5)	(7.2)
Royalties	57.6	60.4	82.8
Current taxation	102.3	58.7	22.3
Deferred taxation	30.9	3.8	(12.3)
(Loss)/profit for the year	(2,374.3)	(165.1)	(415.1)
Adjusted EBITDA	(615.9)	(522.9)	(475.6)
Attributable to:
Owners of the parent	(2,374.3)	(165.1)	(415.1)
Sustaining capital expenditure	170.9	222.5	158.6
Total capital expenditure	170.9	222.5	158.6
Material reconciling items [member] | South Africa Region [Member] | SA PGM operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue	(1,857.5)	(1,687.7)	(1,244.2)
Cost of sales, before amortisation and depreciation	R 1,235.7	R 1,200.5	R 969.0